RELATED PARTY BALANCE AND TRANSACTIONS (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount due to related parties	$ 6,382,951	$ 1,751,914	$ 705,441
Mr. Zhang [Member]
Amount due to related parties	157,354	157,617	104,337
Sales director of Kaifeng Jufeel [Member]
Amount due to related parties			29,891
Director of Hainan Zhongchen [Member]
Amount due to related parties			826
Henan Jufeel Technology Investment Co., Ltd. [Member]
Amount due to related parties	6,216,547	1,593,931	514,145
General manager of Wuxi Jufeel [Member]
Amount due to related parties	$ 9,050	$ 366	$ 56,242